Notes Payable (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Notes payable - current	$ 2,484	$ 3,149	$ 1,364
Notes payable related parties - current	2,177	2,056	4,000
Convertible notes payable, net - current	8,732	4,832	2,736
Convertible notes payable related party, net - current	6,382	3,588	0
Long term notes payable	100	200	350
Long term convertible notes, net	2,279	1,433	555
Total notes payable, net	22,155	15,258	9,954
Notes payable	4,662	5,205
Convertible notes, net	15,114	8,420
Long Term Convertible Notes Related Party		0	949
Dec 2013 [Member]
Long term notes payable		0	350
Long Term Convertible Notes Related Party		0	949
Oct 2012 [Member]
Long term notes payable		200	0
Notes Payable Current, Unsecured, Issued One [Member]
Notes payable - current	934	935	714
Notes Payable Current Unsecured Issued Two [Member]
Notes payable - current	1,450	1,764	0
Notes Payable Current, Unsecured, Issued Three [Member]
Notes payable - current	100	450	650
Notes Payable Related Parties Unsecured Current [Member]
Notes payable related parties - current	2,177	2,056	4,000
Convertible Notes Payable Current, Unsecured, Issued One [Member]
Convertible notes payable, net - current		2,676
Convertible Notes Payable Current Unsecured Issued Two [Member]
Convertible notes payable, net - current	1,323	0
Convertible Notes Payable Current Unsecured Issued Three [Member]
Convertible notes payable, net - current	50	150	0
Convertible Notes Payable Current, Unsecured, Issued Four [Member]
Convertible notes payable, net - current	2,667	1,167	0
Convertible Notes Payable Current Unsecured Issued Five [Member]
Convertible notes payable, net - current	0	839
Convertible Notes Payable Related Parties Current Unsecured Issued One [Member]
Convertible notes payable related party, net - current	4,429	0	0
Convertible Notes Payable Related Parties Current Unsecured Issued Two [Member]
Convertible notes payable related party, net - current	0	2,430
Convertible Notes Payable Related Parties Current Unsecured Issued Three [Member]
Convertible notes payable related party, net - current	1,953	1,158	0
Long Term Notes Payable Unsecured Issued One [Member]
Long term notes payable	100	200
Long term convertible notes, net			0
Long Term Convertible Notes Unsecured Issued One [Member]
Long term convertible notes, net	0	402
Long Term Convertible Notes Unsecured Issued Two [Member]
Long term convertible notes, net	0	67	0
Long Term Convertible Notes Unsecured Issued Three [Member]
Long term convertible notes, net	1,382	0	0
Long Term Convertible Notes Unsecured Issued Four [Member]
Long term convertible notes, net	375	0
Long Term Convertible Notes Unsecured Issued Five [Member]
Long term convertible notes, net	135	964	555
Long Term Convertible Notes Unsecured Issued Six [Member]
Long term convertible notes, net	388	0
Convertible Notes Payable Current Unsecured Issued One [Member]
Convertible notes payable, net - current	2,020	110	110
Convertible Notes Payable Current Unsecured Issued One B [Member]
Convertible notes payable, net - current		2,566	1,526
Convertible Notes Payable Current Unsecured Issued Two A [Member]
Convertible notes payable, net - current		100	0
Convertible Notes Payable Current Unsecured Issued Two B [Member]
Convertible notes payable, net - current		50	102
Convertible Notes Payable Current Unsecured Issued Six [Member]
Convertible notes payable, net - current	2,672	0	360
Convertible Notes Payable Current Unsecured Issued Seven [Member]
Convertible notes payable, net - current		$ 0	$ 300